VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—41.3%
Auto Manufacturers—0.8%
Ford Motor Co. 0.000%, 3/15/26(1)	$ 5,385	$ 5,253
Biotechnology—0.5%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)(2)	3,000	2,977
Commercial Services—2.7%
Block, Inc. 0.125%, 3/1/25(1)	9,000	8,383
Shift4 Payments, Inc.
0.000%, 12/15/25(1)	6,090	6,641
0.500%, 8/1/27(1)(3)	3,075	2,737
		17,761

Computers—1.4%
Lumentum Holdings, Inc. 0.500%, 12/15/26(1)	9,000	7,618
Zscaler, Inc. 0.125%, 7/1/25	1,825	1,763
		9,381

Energy-Alternate Sources—2.8%
Enphase Energy, Inc.
0.000%, 3/1/26(1)	5,500	5,239
0.000%, 3/1/28(1)	4,500	4,211
SolarEdge Technologies, Inc. 0.000%, 9/15/25(1)	4,515	5,601
Stem, Inc. 144A 0.500%, 12/1/28(2)	6,000	3,089
		18,140

Entertainment—2.2%
Live Nation Entertainment, Inc. 2.000%, 2/15/25(1)	7,320	7,093
Vail Resorts, Inc. 0.000%, 1/1/26(1)(3)	8,000	7,235
		14,328

Financial Services—1.1%
Goldman Sachs Finance Corp. 0.500%, 12/29/27(4)	7,315	7,454
Healthcare-Products—2.4%
Exact Sciences Corp. 0.375%, 3/15/27(1)	7,265	6,619
Insulet Corp. 0.375%, 9/1/26(1)	5,850	8,731
		15,350

Internet—8.6%
Airbnb, Inc. 0.000%, 3/15/26(1)	8,500	7,412
Etsy, Inc. 0.125%, 9/1/27(1)	5,725	5,020
Expedia Group, Inc. 0.000%, 2/15/26(1)	9,355	8,244
	Par Value	Value

Internet—continued
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)(2)	$ 8,000	$ 6,806
Okta, Inc. 0.375%, 6/15/26(1)	9,250	7,784
Palo Alto Networks, Inc. 0.750%, 7/1/23	4,600	9,414
Shopify, Inc. 0.125%, 11/1/25(1)	3,605	3,167
Snap, Inc.
0.750%, 8/1/26(1)	5,000	4,310
0.125%, 3/1/28	5,000	3,437
		55,594

Leisure Time—1.1%
NCL Corp., Ltd.
1.125%, 2/15/27	3,000	2,176
2.500%, 2/15/27	6,450	4,860
		7,036

Pharmaceuticals—1.6%
Dexcom, Inc. 0.250%, 11/15/25(1)(3)	9,740	10,629
Retail—0.9%
Burlington Stores, Inc. 2.250%, 4/15/25(1)	5,000	5,606
Semiconductors—4.1%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(1)	7,200	6,912
Microchip Technology, Inc. 0.125%, 11/15/24(3)	10,457	11,078
ON Semiconductor Corp. 144A 0.500%, 3/1/29(2)	3,520	3,390
Wolfspeed, Inc. 0.250%, 2/15/28	7,500	5,434
		26,814

Software—11.1%
Akamai Technologies, Inc. 0.125%, 5/1/25(1)	6,000	6,177
Bentley Systems, Inc. 0.125%, 1/15/26(1)	10,900	10,254
BILL Holdings, Inc. 0.000%, 4/1/27	11,500	9,050
Cloudflare, Inc. 0.000%, 8/15/26(1)	10,860	8,960
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	8,670	6,777
Five9, Inc. 0.500%, 6/1/25(1)	6,750	6,210
MongoDB, Inc. 0.250%, 1/15/26(1)	1,150	1,514
Nutanix, Inc. 0.250%, 10/1/27(1)	10,370	8,550
Splunk, Inc.
1.125%, 9/15/25(1)	2,000	1,887
1.125%, 6/15/27(1)	7,480	6,395
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Software—continued
Unity Software, Inc. 0.000%, 11/15/26	$ 8,350	$ 6,492
		72,266

Total Convertible Bonds and Notes (Identified Cost $301,640)		268,589

Corporate Bonds and Notes—18.9%
Commercial Services—0.9%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)(2)	7,000	6,081
Computers—0.9%
NCR Corp. 144A 5.125%, 4/15/29(1)(2)	7,000	6,055
Diversified REITS—1.0%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)(2)	7,000	6,447
Electronic Equipment, Instruments & Components—1.1%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	7,000	7,185
Entertainment—1.0%
Caesars Entertainment, Inc. 144A 4.625%, 10/15/29(1)(2)(3)	7,000	6,141
Healthcare-Services—1.1%
Tenet Healthcare Corp. 6.125%, 10/1/28(3)	7,000	6,792
Internet—3.3%
Go Daddy Operating Co., LLC 144A 5.250%, 12/1/27(1)(2)	7,000	6,723
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)(2)	7,000	6,595
Uber Technologies, Inc. 144A 6.250%, 1/15/28(1)(2)(3)	8,000	8,073
		21,391

Lodging—2.6%
Boyd Gaming Corp. 144A 4.750%, 6/15/31(1)(2)	7,000	6,409
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(2)	7,000	6,335
MGM Resorts International 5.500%, 4/15/27(1)	4,000	3,915
		16,659

Machinery-Diversified—1.0%
Chart Industries, Inc. 144A 9.500%, 1/1/31(2)	6,350	6,723
Media—0.9%
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(2)	7,000	5,910
	Par Value	Value

Personal Care Product—1.1%
Coty, Inc. 144A 6.500%, 4/15/26(2)(3)	$ 7,000	$ 6,982
Pharmaceuticals—1.0%
Jazz Securities DAC 144A 4.375%, 1/15/29(1)(2)	7,000	6,434
Semiconductors—1.0%
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)(2)	7,000	6,653
Software—2.0%
Alteryx, Inc. 144A 8.750%, 3/15/28(2)	6,275	6,100
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(2)(3)	7,750	6,980
		13,080

Total Corporate Bonds and Notes (Identified Cost $128,794)		122,533

	Shares
Convertible Preferred Stock—0.9%
Telecommunications—0.9%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(2)	5,170	6,021
Total Convertible Preferred Stock (Identified Cost $5,687)		6,021

Common Stocks—54.9%
Automobile Components—0.8%
Aptiv plc(5)	48,865	5,026
Banks—0.9%
BNP Paribas S.A. ADR	63,190	2,039
JPMorgan Chase & Co.	29,365	4,060
		6,099

Broadline Retail—0.3%
Alibaba Group Holding Ltd. Sponsored ADR(5)	22,330	1,891
Capital Markets—0.8%
Morgan Stanley	59,680	5,369
Communications Equipment—3.2%
Arista Networks, Inc.(1)(5)	52,970	8,483
Juniper Networks, Inc.	102,480	3,090
Motorola Solutions, Inc.	30,940	9,016
		20,589

Consumer Finance—1.1%
American Express Co.	43,240	6,976
Electrical Equipment—0.8%
NEXTracker, Inc. Class A(3)(5)	108,061	3,403

See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Shares	Value

Electrical Equipment—continued
Rockwell Automation, Inc.	7,445	$ 2,110
		5,513

Electronic Equipment, Instruments & Components—1.8%
Flex Ltd.(3)(5)	559,520	11,509
Energy Equipment & Services—1.2%
Schlumberger N.V.	154,975	7,648
Entertainment—0.8%
Netflix, Inc.(5)	15,225	5,023
Financial Services—1.9%
Mastercard, Inc. Class A	15,165	5,763
Visa, Inc. Class A(3)	27,300	6,354
		12,117

Healthcare Equipment & Supplies—2.0%
Boston Scientific Corp.(5)	80,370	4,189
CONMED Corp.(3)	22,545	2,831
Intuitive Surgical, Inc.(5)	20,110	6,057
		13,077

Healthcare Providers & Services—4.7%
Elevance Health, Inc.	15,505	7,266
McKesson Corp.	10,150	3,697
UnitedHealth Group, Inc.	40,055	19,711
		30,674

Hotels, Restaurants & Leisure—4.9%
Hilton Worldwide Holdings, Inc.	75,340	10,850
Marriott International, Inc. Class A	54,700	9,263
McDonald’s Corp.	40,780	12,061
		32,174

Insurance—2.4%
Chubb Ltd.	48,630	9,802
Progressive Corp. (The)	40,405	5,511
		15,313

Interactive Media & Services—1.8%
Baidu, Inc. Sponsored ADR(5)	15,765	1,901
Meta Platforms, Inc. Class A(5)	42,130	10,125
		12,026

IT Services—0.5%
Twilio, Inc. Class A(5)	65,970	3,471
Life Sciences Tools & Services—1.9%
Charles River Laboratories International, Inc.(5)	14,130	2,686
IQVIA Holdings, Inc.(5)	36,362	6,845
Thermo Fisher Scientific, Inc.	4,880	2,708
		12,239

	Shares	Value

Machinery—2.8%
Deere & Co.	48,536	$ 18,348
Metals & Mining—0.3%
Freeport-McMoRan, Inc.	48,027	1,821
Pharmaceuticals—4.0%
AstraZeneca plc Sponsored ADR	148,545	10,876
Bristol-Myers Squibb Co.	24,500	1,636
Eli Lilly & Co.	12,130	4,802
Merck & Co., Inc.	75,560	8,725
		26,039

Semiconductors & Semiconductor Equipment—7.1%
Analog Devices, Inc.	39,445	7,095
Applied Materials, Inc.	26,085	2,948
GlobalFoundries, Inc.(3)(5)	97,583	5,738
Lam Research Corp.	2,840	1,488
Marvell Technology, Inc.	90,440	3,571
Monolithic Power Systems, Inc.	12,630	5,835
NVIDIA Corp.	22,750	6,313
NXP Semiconductors N.V.	57,515	9,417
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	44,280	3,733
		46,138

Software—8.9%
Cadence Design Systems, Inc.(5)	52,730	11,045
Intuit, Inc.	17,635	7,829
Microsoft Corp.	39,875	12,252
Oracle Corp.	142,875	13,533
Salesforce, Inc.(5)	39,325	7,801
ServiceNow, Inc.(1)(5)	12,070	5,545
		58,005

Total Common Stocks (Identified Cost $316,483)		357,085

Total Long-Term Investments—116.0% (Identified Cost $752,604)		754,228

Short-Term Investment—3.9%
Money Market Mutual Fund—3.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.745%)(6)	25,198,624	25,199
Total Short-Term Investment (Identified Cost $25,199)		25,199

See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.757%)(6)(7)	11,067,057	$ 11,067
Total Securities Lending Collateral (Identified Cost $11,067)		11,067

TOTAL INVESTMENTS—121.6% (Identified Cost $788,870)		$790,494
Other assets and liabilities, net—(21.6)%		(140,569)
NET ASSETS—100.0%		$649,925

Abbreviations:
ADR	American Depositary Receipt
BNP	BNP Paribas
LLC	Limited Liability Company

Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $167,439.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities amounted to a value of $134,109 or 20.6% of net assets.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	89%
United Kingdom	2
Singapore	1
Switzerland	1
Netherlands	1
Curaçao	1
Bermuda	1
Other	4
Total	100%
† % of total investments as of April 30, 2023.

The following table summarizes the value of the Fund’s investments as of April 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$122,533	$—	$122,533	$—
Convertible Bonds and Notes	268,589	—	261,135	7,454
Equity Securities:
Common Stocks	357,085	357,085	—	—
Convertible Preferred Stock	6,021	—	6,021	—
Money Market Mutual Fund	25,199	25,199	—	—
Securities Lending Collateral	11,067	11,067	—	—
Total Investments	$790,494	$393,351	$389,689	$7,454
There were no transfers into or  out of Level 3 related to securities held at April 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes
Investments in Securities
Balance as of January 31, 2023:	$ 7,647	$ 7,647
Net change in unrealized appreciation (depreciation)(a)	(193)	(193)
Balance as of April 30, 2023	$ 7,454	$ 7,454
(a) The net change in unrealized appreciation (depreciation) on investments still held at April 30, 2023, was $(193).
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.